UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Basic Value LLC	$3,846,272,805
Total Investments (Cost - $3,596,857,167) – 100.1%	3,846,272,805
Liabilities in Excess of Other Assets – (0.1)%	(2,631,241)
Net Assets – 100.0%	$3,843,641,564

BlackRock Basic Value Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Basic Value LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $3,846,272,805 and 99.5%, respectively.

•

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

	•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Financial Statements as contained in its annual report.

As of September 30, 2011, the Fund’s investment in the Master LLC was classified as Level 2.

BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments September 30, 2011 (Unaudited)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield — 44.2%
Aerospace & Defense — 2.3%
Honeywell International, Inc.	1,123,900	$49,350,449
Textron, Inc.	2,276,056	40,149,628
		89,500,077
Beverages — 0.6%
PepsiCo, Inc.	352,600	21,825,940
Capital Markets — 1.0%
The Bank of New York Mellon Corp.	2,021,200	37,574,108
Chemicals — 1.7%
E.I. du Pont de Nemours & Co.	1,661,700	66,418,149
Commercial Banks — 1.5%
US Bancorp	2,403,300	56,573,682
Diversified Financial Services — 3.4%
JPMorgan Chase & Co.	4,318,500	130,073,220
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,557,300	44,414,196
Verizon Communications, Inc.	1,390,000	51,152,000
		95,566,196
Electric Utilities — 2.1%
The Southern Co.	1,906,700	80,786,879
Food Products — 0.5%
General Mills, Inc.	545,000	20,966,150
Industrial Conglomerates — 4.6%
General Electric Co.	6,432,400	98,029,776
Tyco International Ltd.	1,940,875	79,090,656
		177,120,432
Metals & Mining — 1.2%
Alcoa, Inc.	4,749,100	45,448,887
Multi-Utilities — 2.1%
Dominion Resources, Inc.	1,622,398	82,369,146
Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	407,500	37,701,900
Exxon Mobil Corp.	1,844,000	133,929,720
Marathon Oil Corp.	2,135,377	46,081,436
		217,713,056
Pharmaceuticals — 10.1%
Bristol-Myers Squibb Co.	660,391	20,723,070
Eli Lilly & Co.	1,583,600	58,545,692
Johnson & Johnson	863,300	55,000,843
Merck & Co., Inc.	4,011,016	131,200,333
Pfizer, Inc.	7,166,070	126,696,118
		392,166,056
Software — 5.0%
Cisco Systems, Inc.	1,398,600	21,664,314

Common Stocks	Shares	Value
Above-Average Yield (concluded)
Software (concluded)
Microsoft Corp.	6,972,000	$173,533,080
		195,197,394
Total Above-Average Yield		1,709,299,372

Below-Average Price/Earnings Ratio — 18.0%
Diversified Financial Services — 2.5%
Citigroup, Inc. (a)	3,764,630	96,449,820
Energy Equipment & Services — 1.3%
Noble Corp. (a)(b)	1,760,497	51,670,587
Food Products — 2.7%
Unilever NV - ADR	3,306,400	104,118,536
Insurance — 7.7%
ACE Ltd.	1,156,400	70,077,840
MetLife, Inc.	3,407,040	95,431,190
Prudential Financial, Inc.	1,010,100	47,333,286
The Travelers Cos., Inc.	1,737,376	84,662,333
		297,504,649
Media — 1.6%
Viacom, Inc., Class B	1,572,300	60,910,902
Metals & Mining — 1.0%
Nucor Corp.	1,175,100	37,180,164
Oil, Gas & Consumable Fuels — 1.2%
Devon Energy Corp.	839,800	46,558,512
Total Below-Average Price/Earnings Ratio		694,393,170

Low Price-to-Book Value — 11.7%
Commercial Banks — 3.0%
Wells Fargo & Co. (a)	4,862,400	117,281,088
Energy Equipment & Services — 0.9%
Halliburton Co.	1,169,700	35,699,244
Household Products — 1.5%
Kimberly-Clark Corp.	810,200	57,532,302
Insurance — 0.6%
Hartford Financial Services Group, Inc.	1,532,400	24,732,936
Media — 2.0%
Comcast Corp., Special Class A	2,869,500	59,369,955
Walt Disney Co.	561,100	16,922,776
		76,292,731
Metals & Mining — 0.8%
United States Steel Corp. (b)	1,312,600	28,890,326
Semiconductors & Semiconductor Equipment — 2.9%
LSI Corp. (a)	13,151,915	68,126,920

Portfolio Abbreviation

ADR American Depositary Receipts

MASTER BASIC VALUE LLC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Low Price-to-Book Value (concluded)
Semiconductors & Semiconductor Equipment (concluded)
Micron Technology, Inc. (a)(b)	8,990,900	$45,314,136
		113,441,056
Total Low Price-to-Book Value		453,869,683

Price-to-Cash Flow — 7.8%
Construction & Engineering — 1.4%
Jacobs Engineering Group, Inc. (a)(b)	1,720,100	55,542,029
Food & Staples Retailing — 2.1%
CVS Caremark Corp.	425,000	14,271,500
The Kroger Co.	2,937,500	64,507,500
		78,779,000
IT Services — 1.3%
The Western Union Co.	3,234,800	49,460,092
Media — 1.1%
Time Warner, Inc.	1,459,266	43,734,202
Oil, Gas & Consumable Fuels — 1.9%
Hess Corp.	704,800	36,973,808
Peabody Energy Corp.	1,102,500	37,352,700
		74,326,508
Total Price-to-Cash Flow		301,841,831

Price-to-Earnings Per Share — 16.7%
Airlines — 1.3%
Delta Air Lines, Inc. (a)	6,538,800	49,041,000
Automobiles — 1.4%
General Motors Co. (a)	2,749,500	55,484,910
Biotechnology — 2.2%
Amgen, Inc.	1,528,000	83,963,600
Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc.	7,847,100	96,990,156
Energy Equipment & Services — 1.4%
Ensco Plc - ADR	1,282,000	51,831,260
Food Products — 1.2%
Archer-Daniels-Midland Co.	1,881,200	46,672,572
Health Care Equipment & Supplies — 3.8%
Baxter International, Inc.	1,267,200	71,140,608
Medtronic, Inc.	2,296,800	76,345,632
		147,486,240
Health Care Providers & Services — 1.1%
Aetna, Inc.	1,169,500	42,511,325
Insurance — 1.8%
Aflac, Inc.	1,439,400	50,307,030
Lincoln National Corp.	1,333,700	20,845,731
		71,152,761
Total Price-to-Earnings Per Share		645,133,824

Common Stocks	Shares	Value
Special Situations — 1.6%
IT Services — 1.6%
International Business Machines Corp.	353,100	$61,803,093
Total Long-Term Investments (Cost – $3,620,711,842) – 100.0%		3,866,340,973

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	4,389,497	4,389,497

	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)`	$75,614	75,613,700
Total Short-Term Securities (Cost – $80,003,197) – 2.1%		80,003,197
Total Investments (Cost — $3,700,715,039*) - 102.1%		$3,946,344,170
Liabilities in Excess of Other Assets – (2.1)%		(79,555,103)
Net Assets – 100.0%		$3,866,789,067

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,760,630,485
Gross unrealized appreciation	$649,389,251
Gross unrealized depreciation	(463,675,566)
Net unrealized appreciation	$185,713,685

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

MASTER BASIC VALUE LLC	SEPTEMBER 30, 2011	2

Schedule of Investments (concluded)	Master Basic Value LLC

Affiliate	Shares/ Beneficial Interest Held at June 30, 2011	Net Activity	Shares/ Beneficial Interest Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	4,389,497	4,389,497	$4,423
BlackRock Liquidity Series, LLC Money Market Series	—	$75,613,700	$75,613,700	$16,573

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC’s perceived risk of investing in those securities.

For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$3,866,340,973	—	—	$3,866,340,973
Short-Term Investments	4,389,497	$75,613,700	—	80,003,197
Total	$3,870,730,470	$75,613,700	—	$3,946,344,170

[1] See above Schedule of Investments for values in each industry.

MASTER BASIC VALUE LLC	SEPTEMBER 30, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 23, 2011